Intangible Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Project development costs	$ 10	$ 29	$ 25
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	256	313
Change in foreign exchange rates	2
Transfers	(19)	0
Ending balance	252	256
Project development costs	10	29	$ 25
US Wind Projects
Disclosure of detailed information about intangible assets [abstract]
Project development costs	19
Reconciliation of changes in intangible assets other than goodwill [abstract]
Project development costs	19
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	827	833
Additions	31	9
Impairment charges		(17)
Change in foreign exchange rates	7	(2)
Transfers	3	4
Ending balance	868	827
Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(571)	(520)
Change in foreign exchange rates	2
Amortization	43	51
Ending balance	(616)	(571)
Power sale contracts
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	129	146
Ending balance	114	129
Power sale contracts | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	269	269
Additions	0	0
Impairment charges		0
Change in foreign exchange rates	3	0
Transfers	0	0
Ending balance	272	269
Power sale contracts | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(140)	(123)
Change in foreign exchange rates	1
Amortization	17	17
Ending balance	(158)	(140)
Software and other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	123	140
Ending balance	111	123
Software and other | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	422	412
Additions	0	0
Impairment charges		0
Change in foreign exchange rates	3	(2)
Transfers	12	12
Ending balance	437	422
Software and other | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(299)	(272)
Change in foreign exchange rates	1
Amortization	26	27
Ending balance	(326)	(299)
Intangibles under development
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	4	3
Ending balance	27	4
Intangibles under development | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	4	3
Additions	31	9
Impairment charges		0
Change in foreign exchange rates	1	0
Transfers	(9)	(8)
Ending balance	27	4
Intangibles under development | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0	0
Change in foreign exchange rates	0
Amortization	0	0
Ending balance	0	0
Coal rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0	24
Ending balance	0	0
Coal rights | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	132	149
Additions	0	0
Impairment charges		(17)
Change in foreign exchange rates	0	0
Transfers	0	0
Ending balance	132	132
Coal rights | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(132)	(125)
Change in foreign exchange rates	0
Amortization	0	7
Ending balance	$ (132)	$ (132)